Summary of Significant Accounting Policies - Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)	5	6	5	9
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)	1	1	1	1
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)	10	10	10	10
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	111,417	10,788	3,261	10,757